ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Error Corrections related to Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
PP&E - In service	$ 9,267	$ 9,057	$ 8,970	$ 8,841	$ 8,731	$ 8,536	$ 8,474	$ 8,352	$ 8,288
Accumulated provision for depreciation	2,439	2,435	2,464	2,445	2,439	2,414	2,400	2,379	2,373
PP&E Excluding CWIP	6,828	6,622	6,506	6,396	6,292	6,122	6,074	5,973	5,915
Total PP&E	7,708	7,460	7,232	7,057	6,912	6,710	6,585	6,473	6,390
Regulatory assets/(liabilities)	515	386	331	272	247	138	82	(1)	(56)
Total investments and other noncurrent assets	2,997	2,819	2,740	2,663	2,622	2,500	2,431	2,344	2,330
Total Assets	11,109	11,466	10,427	10,057	9,913	9,599	9,489	9,207	9,102
Accumulated deferred income taxes	1,348	1,285	1,250	1,219	1,192	1,106	1,035	985	955
Total noncurrent liabilities	5,411	5,373	4,010	3,977	4,601	3,828	3,740	3,692	3,723
Total liabilities	5,949	6,387	5,378	5,071	4,946	4,573	4,572	4,946	4,974
Retained earnings	1,498	1,419	1,391	1,329	1,312	1,373	1,266	1,211	1,220
Total common stockholders' equity	$ 5,160	5,079	5,049	4,986	4,967	5,026	4,917	4,261	4,128	$ 3,968
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
PP&E - In service		9,002	8,940	8,807	8,697	8,521	8,458	8,340	8,278
Accumulated provision for depreciation		2,380	2,434	2,415	2,409	2,402	2,388	2,371	2,365
PP&E Excluding CWIP		6,622	6,506	6,392	6,288	6,119	6,070	5,969	5,913
Total PP&E		7,460	7,232	7,053	6,908	6,707	6,581	6,469	6,388
Regulatory assets/(liabilities)		410	354	292	265	153	95	9	(48)
Total investments and other noncurrent assets		2,843	2,763	2,683	2,640	2,515	2,444	2,353	2,330
Total Assets		11,490	10,450	10,073	9,927	9,611	9,498	9,212	9,100
Accumulated deferred income taxes		1,292	1,257	1,223	1,196	1,109	1,037	986	957
Total noncurrent liabilities		5,380	4,017	3,981	4,605	3,831	3,742	3,692	3,717
Total liabilities		6,394	5,385	5,075	4,950	4,576	4,574	4,946	4,968
Retained earnings		1,436	1,407	1,341	1,322	1,382	1,273	1,216	1,224
Total common stockholders' equity		5,096	5,065	4,998	4,977	5,035	4,924	4,266	4,132
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
PP&E - In service		55	30	34	34	15	16	12	10
Accumulated provision for depreciation		55	30	30	30	12	12	8	8
PP&E Excluding CWIP		0	0	4	4	3	4	4	2
Total PP&E		0	0	4	4	3	4	4	2
Regulatory assets/(liabilities)		(24)	(23)	(20)	(18)	(15)	(13)	(10)	(8)
Total investments and other noncurrent assets		(24)	(23)	(20)	(18)	(15)	(13)	(9)	0
Total Assets		(24)	(23)	(16)	(14)	(12)	(9)	(5)	2
Accumulated deferred income taxes		(7)	(7)	(4)	(4)	(3)	(2)	(1)	(2)
Total noncurrent liabilities		(7)	(7)	(4)	(4)	(3)	(2)	0	6
Total liabilities		(7)	(7)	(4)	(4)	(3)	(2)	0	6
Retained earnings		(17)	(16)	(12)	(10)	(9)	(7)	(5)	(4)
Total common stockholders' equity		$ (17)	$ (16)	$ (12)	$ (10)	$ (9)	$ (7)	$ (5)	$ (4)